Document and Entity Information	Mar. 23, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 23, 2022
Entity Registrant Name	GESHER I ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40897
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Hagag Towers
Entity Address, Address Line Two	North Tower
Entity Address, Address Line Three	Floor 24
Entity Address, Postal Zip Code	Haarba 28
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
City Area Code	212
Local Phone Number	993-1572
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001853314
Units, each consisting of one ordinary share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GIACU
Security Exchange Name	NASDAQ
Ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	GIAC
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for ordinary shares at an exercise price of $11.50 per share
Trading Symbol	GIACW
Security Exchange Name	NASDAQ